Financial Instruments - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives designated as hedging instruments
Interest rate swaps - Liability Derivatives - Fair Value	$ (3,409)	$ (11,295)
Subtotal - Assets	1,401	0
Subtotal - Liabilities	4,810	11,295
Derivatives not designated as hedging instruments
Subtotal - Assets	177	105
Subtotal - Liabilities	5,179	11,204
Total derivatives - Assets	1,578	105
Total derivatives - Liabilites	9,989	22,499
Current portion of financial instruments - Fair value
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	2,365	6,824
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	3,597	6,314
Bunker swaps - Asset Derivatives - Fair Value	140	60
Bunker swaps - Liability Derivatives - Fair Value	0	0
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	1,401	0
Interest rate swaps - Liability Derivatives - Fair Value	2,445	4,471
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	1,582	4,890
Bunker swaps - Asset Derivatives - Fair Value	37	45
Bunker swaps - Liability Derivatives - Fair Value	$ 0	$ 0